Financial instruments- Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 0	$ 0
At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	46,524,621	66,947,598
Financial liabilities	91,903,064	23,493,998
Available For Sale Financial Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	359,870	33,158
Derivatives Designated as Hedges [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	43,213,555	50,828,136
Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,423,613	5,742,633
Derivatives Designated as Hedges [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	83,825,480	21,349,494
Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	7,161,949	889,026
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	77,109	402,716
Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,450,474	9,940,955
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	367,587	1,255,478
Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Liabilities | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	548,048
Level 1 [Member] | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		33,158
Level 1 [Member] | Available For Sale Financial Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		33,158
Level 2 [Member] | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	46,524,621	66,914,440
Financial liabilities	91,903,064	23,493,998
Level 2 [Member] | Available For Sale Financial Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	359,870
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	43,213,555	50,828,136
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,423,613	5,742,633
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	83,825,480	21,349,494
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	7,161,949	889,026
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	77,109	402,716
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,450,474	9,940,955
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	367,587	$ 1,255,478
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Liabilities | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 548,048